FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2015
Fair Value Measurement [Abstract]
Fair Value Measurement

NOTE 3 – FAIR VALUE MEASUREMENT:

Financial items carried at fair value as of December 31, 2015 and 2014 are classified in the tables below in one of the three categories described in note 1t:

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$162	$-	$-	$162
Cash deposits and other	6,784	-	-	6,784
Investment in securities:
Equity securities	1,352	-	-	1,352
Structured investment vehicles	-	94	-	94
Other	11	-	1	12
Derivatives:
Asset derivatives - options and forward contracts	-	25	-	25
Asset derivatives - interest rate, cross-currency and forward starting interest rate swaps	-	105	-	105
Liabilities derivatives - options and forward contracts	-	(11)	-	(11)
Liabilities derivatives - treasury locks, interest rate and forward starting interest rate swaps	-	(26)	-	(26)
Contingent consideration*	-	-	(812)	(812)

Total	$8,309	$187	$(811)	$7,685

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$10	$-	$-	$10
Cash deposits and other	2,216	-	-	2,216
Escrow fund	125	-	-	125
Investment in securities:
Auction rate securities	-	-	13	13
Equity securities	66	-	-	66
Structured investment vehicles	-	96	-	96
Other, mainly debt securities	73	-	1	74
Derivatives:
Asset derivatives - options and forward contracts	-	82	-	82
Asset derivatives - cross-currency swaps	-	20	-	20
Liability derivatives - options and forward contracts	-	(54)	-	(54)
Liability derivatives - interest rate swaps	-	(43)	-	(43)
Contingent consideration*	-	-	(630)	(630)

Total	$2,490	$101	$(616)	$1,975

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* Contingent consideration represents either liabilities or assets recorded at fair value in connection with acquisitions.

Teva determined the fair value of the liability or asset of contingent consideration based on a probability-weighted discounted cash flow analysis. This fair value measurement is based on significant unobservable inputs in the market and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the contingent consideration is based on several factors, such as: the cash flows projected from the success of unapproved product candidates; the probability of success for product candidates including risks associated with uncertainty regarding achievement and payment of milestone events; the time and resources needed to complete the development and approval of product candidates; the life of the potential commercialized products and associated risks of obtaining regulatory approvals in the U.S. and Europe and the discount rate for fair value measurement.

The contingent consideration is evaluated quarterly or more frequently if circumstances dictate. Changes in the fair value of contingent consideration are recorded in earnings under impairments, restructuring and others.

Significant changes in unobservable inputs, mainly the probability of success and cash flows projected, could result in material changes to the contingent consideration liability.

The following table summarizes the activity for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,	December 31,
	2015	2014

	U.S. $ in millions
Fair value at the beginning of the period	$(616)	$(347)
Auction rate securities realized	(13)	(5)
Additional contingent consideration resulting from:
Eagle license	(128)	-
Labrys acquisition	-	(251)
Gecko acquisition	(5)	-
NuPathe acquisition	-	(83)
Adjustments to provisions for contingent consideration:
Labrys acquisition	(311)	(1)
Eagle license	(63)	-
MicroDose acquisition	(10)	83
Cephalon acquisition	(5)	(56)
NuPathe acquisition	(10)	(6)
Settlement of contingent consideration:
Labrys acquisition	350	-
Cephalon acquisition	-	21
Sale of animal health unit	-	(5)
Adjustments to contingent considerations due to changes in purchase price allocations and others	-	34

Fair value at the end of the period	$(811)	$(616)

Financial instruments not measured at fair value

Teva's financial instruments consist mainly of cash and cash equivalents, investments in securities, current and non-current receivables, short-term credit, accounts payable and accruals, loans and senior notes, convertible senior debentures and derivatives.

The fair value of the financial instruments included in working capital and non-current receivables approximates their carrying value. The fair value of long-term bank loans mostly approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

Financial instruments measured on a basis other than fair value are mostly comprised of senior notes and convertible senior debentures, and are presented in the below table in terms of fair value:
	Estimated fair value*
	December 31,
	2015	2014

	(U.S. $ in millions)

Senior notes included under long-term liabilities	$(7,305)	$(7,776)
Senior notes and convertible senior debentures included under short-term liabilities	(1,778)	(1,731)

Fair value at the end of the period	$(9,083)	$(9,507)

* The fair value was estimated based on quoted market prices, where available.